UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Schedule of Investments of VCA 10 (Unaudited)

As of September 30, 2004	Shares	Value
LONG-TERM INVESTMENTS - 98.0%
COMMON STOCKS
Aerospace/Defense - 1.4%
Lockhead Martin Corp.	63,800	$3,558,764

Biotechnology - 3.9%
Amgen, Inc. (a)	49,700	2,816,996
Genentech, Inc. (a)	23,900	1,252,838
Gilead Sciences, Inc. (a)	102,200	3,820,236
MedImmune, Inc. (a)	101,900	2,415,030

		10,305,100

Capital Markets - 3.4%
Bank of New York (The)	63,300	1,846,461
Goldman Sachs Group, Inc. (The)	25,700	2,396,268
Lehman Brothers Holdings Corp.	29,000	2,311,880
Merrill Lynch & Co., Inc.	48,900	2,431,308

		8,985,917

Chemicals - 1.4%
Agrium, Inc.	202,400	3,594,624

Commercial Banks - 1.3%
Bank of America Corp.	80,600	3,492,398

Commercial Services & Supplies - 1.9%
Apollo Group, Inc. - CI. A (a)	29,300	2,149,741
Cendant Corp.	129,100	2,788,560

		4,938,301

Communications Equipment - 1.9%
Nortel Networks Corp. (Canada) (a)	634,900	2,158,660
QualComm, Inc.	46,900	1,830,976
Research In Motion Ltd. (Canada) (a)	12,100	923,714

		4,913,350

Computers & Peripherals - 1.0%
International Business Machines Corp.	29,700	2,546,478

Consumer Finance - 1.9%
American Express Co.	98,200	5,053,372

Containers & Packaging - 0.8%
Temple-Inland, Inc.	29,900	2,007,785

Diversified Financial Services - 4.0%
Citigroup, Inc.	13,800	608,857
J.P. Morgan & Chase Co.	142,636	5,666,928
Principal Financial Group, Inc.	112,500	4,046,625

		10,322,410

Diversified Telecommunication Services - 1.5%
SBC Communications, Inc.	148,300	3,848,385

Electric Utilities - 1.1%
Exelon Corp.	79,700	2,924,193

Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	148,600	3,205,302

Energy Equipment & Services - 8.0%
BJ Services Co.	110,880	5,807,028
ENSCO International, Inc.	91,600	2,992,572
Schlumberger Ltd.	53,100	3,574,161
Smith International, Inc. (a)	59,700	3,625,581
Weatherford International Ltd. ADR (Bermuda) (a)	95,600	4,877,512

		20,876,854

Food & Staples Retailing - 1.1%
Kroger Co. (The) (a)	181,800	2,821,536

Health Care Equipment & Supplies - 1.0%
Guidant Corp.	38,200	2,522,728

Health Care Providers & Service - 1.5%
Caremark Rx, Inc. (a)	120,700	3,870,849

Industrial Conglomerates - 4.7%
General Electric Company	229,900	7,720,042
Tyco International Ltd. (Bermuda)	147,000	4,507,020

		12,227,062

Insurance - 3.8%
American International Group, Inc.	43,300	2,943,967
Loews Corp.	63,300	3,703,050
XL Capital Ltd.-CI. A (Bermuda)	46,114	3,411,975

		10,058,992

Internet & Catalog Retail - 0.5%
InterActiveCorp. (a)	56,000	1,233,120

Media - 3.2%
DirecTV Group, Inc. (The) (a)	144,899	2,548,773
Univision Communications, Inc. - CI. A (a)	102,600	3,243,186
Viacom, Inc.-CI. B	72,200	2,423,032

		8,214,991

Metals & Mining - 8.6%
Alcoa, Inc.	107,700	3,617,643
Alumina, Ltd. ADR	201,600	3,298,176
Companhia Vale do Rio Doce ADR (Brazil)	265,100	5,956,797
Freeport-McMoRan Cooper & Gold, Inc. - CI. B	145,900	5,908,950
Newmont Mining Corp.	77,300	3,519,469

		22,301,035

Multiline Retail - 1.2%
Target Corp.	69,300	3,135,825

Multi-Utilities & Unregulated Power - 2.6%
Constellation Energy Group, Inc.	67,400	2,685,216
Sempra Energy	114,800	4,154,612

		6,839,828

Office Electronics - 1.8%
Xerox Corp. (a)	328,500	4,625,280

Oil & Gas - 7.8%
Apache Corp.	65,990	3,306,759
Kerr-McGee Corp.	41,300	2,364,425
Nexen, Inc. (Canada)	70,300	2,937,837
Suncor Energy, Inc. (Canada)	201,500	6,450,015
Total Fina Elf S.A. ADR (France)	52,300	5,343,491

		20,402,527

Personal Products - 1.4%
Avon Products, Inc.	87,000	3,800,160

Pharmaceuticals -10.8%
Allergan, Inc.	41,000	2,974,550
AstraZeneca PLC ADR (United Kingdom)	61,400	2,525,382
Eli Lilly & Co.	61,200	3,675,060
IVAX Corp. (a)	45,375	868,931
Novartis AG	68,600	3,201,562
Pfizer, Inc.	128,940	3,945,564
Roche Holdings, Ltd. ADR	40,400	4,173,619
Sepracor, Inc. (a)	83,800	4,087,764
Wyeth	73,300	2,741,420

		28,193,852

Semiconductors & Semiconductor Equipment - 4.1%
Intel Corp.	101,100	2,028,066
Texas Instruments, Inc.	78,700	1,674,736
Marvell Technology Group Ltd. (a)	113,600	2,968,368
Maxim Integrated Products, Inc.	51,000	2,156,790
National Semiconductor Corp. (a)	122,600	1,899,074

		10,727,034

Software - 7.3%
Electronic Arts, Inc. (a)	89,700	4,125,303
Microsoft Corp.	315,700	8,729,105
Mercury Interactive Corp. (a)	67,100	2,340,448
Navteq Corp. (a)	34,100	1,215,324
SAP AG ADR (Germany)	68,200	2,656,390

		19,066,570

Specialty Retail - 0.8%
Bed, Bath & Beyond, Inc. (a)	56,900	2,111,559

Tobacco - 1.1%
Altria Group, Inc.	59,800	2,812,992

TOTAL LONG-TERM INVESTMENTS - 98.0%
(Cost: $ 205,167,001)		$255,539,173

SHORT-TERM INVESTMENT - 1.9%
Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (Cost: $ 4,978,427)	4,978,427	4,978,427

TOTAL INVESTMENTS - 99.9%
(Cost: $ 210,145,428)		$260,517,600
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		129,667

NET ASSETS - 100%		$260,647,267

(a)	Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.